Loans Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long-term loan and current portion of long-term loan
	March 31,	December 31,
	2022	2021
Loan payable to Rushan City Rural Credit Union, annual interest 8.7875%, due by July 18, 2022.	$1,170,803	$1,174,756
Long-term loans due to individuals and entities without interest	18,134	283,860
	1,188,937	1,458,616
Current portion of long-term loans payable	1,170,803	1,174,756
Total, net	$18,134	$283,860

	December 31,	December 31,
	2021	2020
Loan payable to Agricultural Bank of China, annual interest rate ranges from 6% to 7.2%	$-	$4,571,452
Loan payable to Rushan City Rural Credit Union, annual interest 8.7875%, due by July 18, 2022.	1,174,756	1,144,363
Long-term loans due to individuals and entities without interest	283,860	281,112
	1,458,616	5,996,927
Current portion of long-term loans payable	1,174,756	4,571,452
Total, net	$283,860	$1,425,475

Schedule of future loan obligations
within 1 year	$1,170,803
1-2 years	18,134
3 years	-
Total	$1,188,937

Year 1	$1,174,756
Year 2	283,860
Total	$1,458,616